Contingencies, commitments and restrictions on the distribution of profits - Argentine Concession Agreement (Details) $ in Thousands, $ in Millions				1 Months Ended	12 Months Ended
	May 10, 2022 USD ($) item	Feb. 01, 1998	Jan. 22, 1998	Feb. 28, 1998 item	Dec. 31, 2022 USD ($) item		Dec. 31, 2022 ARS ($) item
Contingencies, commitments and restrictions on the distribution of profits
Number of airports | item					53		53
Argentina | AA2000
Contingencies, commitments and restrictions on the distribution of profits
Number of airports | item				33	35	[1]	35	[1]
Initial term of concession agreement		30 years
Approximate CAPEX commitment plus VAT	$ 500,000
Number of phases to perform the CAPEX commitment | item	2
Approximate CAPEX commitment plus VAT, in Phase 1	$ 336,000
CAPEX commitment plus VAT, in Phase 1 for next year					$ 106,000
Approximate annual investment committed plus VAT, in Phase 2	41,000
Approximate CAPEX commitment plus VAT, in Phase 2	$ 164,000
Amount of surety bond contracted					$ 130,000
Concession agreement extension period			10 years
Percentage of entity's revenue					15.00%		15.00%
Percentage of previously deducted funds for deposit					30.00%		30.00%
Amount of concession contract fulfilment to whom guarantee sets up					$ 19,740		$ 3,498.4
Argentina | AA2000 | Fund to trust for development of argentine national airport system
Contingencies, commitments and restrictions on the distribution of profits
Percentage of previously deducted funds for deposit					11.25%		11.25%
Argentina | AA2000 | Fund to study control and regulate argentine concession
Contingencies, commitments and restrictions on the distribution of profits
Percentage of previously deducted funds for deposit					1.25%		1.25%
Argentina | AA2000 | Fund to trust for investment commitments for group a airports
Contingencies, commitments and restrictions on the distribution of profits
Percentage of previously deducted funds for deposit					2.50%		2.50%

[1]	Includes Termas de Rio Hondo Airport, which pursuant to ORSNA’s Resolution No. 27/2021 has also been incorporated into the AA2000 Concession Agreement.